Loans and ACL - Aging Analysis of Loans and Leases (Details) - USD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		$ 312,061		$ 325,991
Nonperforming		1,380		1,188
Loans and leases (including $15 and $18 at fair value, respectively)		312,061		325,991
Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		308,176		320,931
Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		1,971		2,267
Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		534		1,605
Commercial: | Commercial and industrial
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		160,788		164,307
Nonperforming		470		398
Loans and leases (including $15 and $18 at fair value, respectively)		160,788		164,307
Commercial: | Commercial and industrial | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		160,081		163,604
Commercial: | Commercial and industrial | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		230		256
Commercial: | Commercial and industrial | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		7		49
Commercial: | CRE
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		22,570		22,676
Nonperforming		284		82
Loans and leases (including $15 and $18 at fair value, respectively)		22,570		22,676
Commercial: | CRE | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		22,281		22,568
Commercial: | CRE | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		5		25
Commercial: | CRE | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		0		1
Commercial: | Commercial construction
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		6,683		5,849
Nonperforming		24		0
Loans and leases (including $15 and $18 at fair value, respectively)		6,683		5,849
Commercial: | Commercial construction | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		6,658		5,844
Commercial: | Commercial construction | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		0		5
Commercial: | Commercial construction | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		1		0
Consumer: | Residential mortgage
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		55,492		56,645
Nonperforming		153		240
Loans and leases (including $15 and $18 at fair value, respectively)		55,492		56,645
Consumer: | Residential mortgage | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		54,261		55,005
Consumer: | Residential mortgage | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		639		614
Consumer: | Residential mortgage | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		439	[1]	786	[2]
Consumer: | Residential mortgage | Financial Asset, Equal to or Greater than 90 Days Past Due | Loans Insured or Guaranteed by US Government Authorities
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		418		759
Consumer: | Home equity
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		10,053		10,876
Nonperforming		122		135
Loans and leases (including $15 and $18 at fair value, respectively)		10,053		10,876
Consumer: | Home equity | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		9,850		10,661
Consumer: | Home equity | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		70		68
Consumer: | Home equity | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		11		12
Consumer: | Indirect auto
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		22,727		27,951
Nonperforming		268		289
Loans and leases (including $15 and $18 at fair value, respectively)		22,727		27,951
Consumer: | Indirect auto | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		21,788		27,015
Consumer: | Indirect auto | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		669		646
Consumer: | Indirect auto | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		2		1
Consumer: | Other consumer
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		28,647		27,533
Nonperforming		59		44
Loans and leases (including $15 and $18 at fair value, respectively)		28,647		27,533
Consumer: | Other consumer | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		28,296		27,289
Consumer: | Other consumer | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		271		187
Consumer: | Other consumer | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		21		13
Consumer: | Student
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss				5,287
Nonperforming				0
Loans and leases (including $15 and $18 at fair value, respectively)				5,287
Consumer: | Student | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss				4,179
Consumer: | Student | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss				402
Consumer: | Student | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss	[2]			706
Consumer: | Student | Financial Asset, Equal to or Greater than 90 Days Past Due | Loans Insured or Guaranteed by US Government Authorities
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss				702
Credit card
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		5,101		4,867
Nonperforming		0		0
Loans and leases (including $15 and $18 at fair value, respectively)		5,101		4,867
Credit card | Financial Asset, Not Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		4,961		4,766
Credit card | Financing Receivables 30 To 89 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		87		64
Credit card | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable [Line Items]
Financing Receivable, before Allowance for Credit Loss		$ 53		$ 37

[1]	(1)Includes government guaranteed loans of $418 million in the residential mortgage portfolio.
[2]	(1)Includes government guaranteed loans of $759 million in the residential mortgage portfolio and $702 million in the student loan portfolio.